VCC Mortgage Securities, LLC ABS-15G

Exhibit 99.12

Loan ID	Seller Loan ID	Alt Loan ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX		984575	Amortization Term	notePage	XXX	XXX	Audit Value Pulled from Note